Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(437)	$(93)	$292	$(238)
Other comprehensive income before reclassifications	1,160	132	90	1,382
Amounts reclassified from accumulated other comprehensive income	(271)	(30)	-	(301)

Net current period other comprehensive income	889	102	90	1,081

Ending Balance	$452	$9	$382	$843